Derivatives and hedge accounting - Cash flow hedging - impact of hedging instruments on the statement of profit or loss and other comprehensive income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
– Discontinued hedges
Disclosure of detailed information about hedged items [line items]
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)
– Discontinued hedges | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period		89
Amount reclassified from CFH reserve to profit or loss		(51)
– Discontinued hedges | – Cross currency interest rate swaps
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period
Amount reclassified from CFH reserve to profit or loss
- Derivatives | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(920)	(550)
Carrying amount cash flow hedge reserve at the end of the reporting period	(1,635)	(2,614)
Amount reclassified from CFH reserve to profit or loss	149	(209)
Change in value of hedging instrument recognised in OCI for the period	799	743
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)	10	35
- Derivatives | Cash flow hedges | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(977)	(553)
Carrying amount cash flow hedge reserve at the end of the reporting period	(1,619)	(2,635)
Amount reclassified from CFH reserve to profit or loss	397	20
Change in value of hedging instrument recognised in OCI for the period	602	526
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)	7	39
- Derivatives | Cash flow hedges | – Cross currency swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	20	(67)
Carrying amount cash flow hedge reserve at the end of the reporting period	(62)	(51)
Amount reclassified from CFH reserve to profit or loss	(209)	(162)
Change in value of hedging instrument recognised in OCI for the period	195	220
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)	3	(3)
- Derivatives | Cash flow hedges | – Cross currency interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	37	70
Carrying amount cash flow hedge reserve at the end of the reporting period	47	72
Amount reclassified from CFH reserve to profit or loss	(39)	(68)
Change in value of hedging instrument recognised in OCI for the period	2	(3)
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)	1	(2)
- Derivatives | – Discontinued hedges | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period	(323)
Amount reclassified from CFH reserve to profit or loss	7
- Derivatives | – Discontinued hedges | – Cross currency swaps
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period
Amount reclassified from CFH reserve to profit or loss	(1)	(4)
- Derivatives | – Discontinued hedges | – Cross currency interest rate swaps
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period
Amount reclassified from CFH reserve to profit or loss
Lending | Floating rate | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(1,265)	(668)
Carrying amount cash flow hedge reserve at the end of the reporting period	(1,157)	(2,850)
Amount reclassified from CFH reserve to profit or loss	536	496
Lending | Floating rate | – Cross currency swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(15)	(79)
Carrying amount cash flow hedge reserve at the end of the reporting period	(58)	(55)
Amount reclassified from CFH reserve to profit or loss	(171)	(121)
Lending | Floating rate | – Cross currency interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	37	70
Carrying amount cash flow hedge reserve at the end of the reporting period	47	72
Amount reclassified from CFH reserve to profit or loss	(39)	(68)
Borrowings | Floating rate | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	289	114
Carrying amount cash flow hedge reserve at the end of the reporting period	(141)	125
Amount reclassified from CFH reserve to profit or loss	(146)	(425)
Borrowings | Floating rate | – Cross currency swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	34	12
Carrying amount cash flow hedge reserve at the end of the reporting period	(4)	5
Amount reclassified from CFH reserve to profit or loss	(38)	(37)
Borrowings | Floating rate | – Cross currency interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period
Carrying amount cash flow hedge reserve at the end of the reporting period
Amount reclassified from CFH reserve to profit or loss
Other | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period		1
Carrying amount cash flow hedge reserve at the end of the reporting period		1
Other | – Cross currency swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period
Carrying amount cash flow hedge reserve at the end of the reporting period
Amount reclassified from CFH reserve to profit or loss
Other | – Cross currency interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period
Carrying amount cash flow hedge reserve at the end of the reporting period
Amount reclassified from CFH reserve to profit or loss
Other | Cash flow hedges | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period
Carrying amount cash flow hedge reserve at the end of the reporting period
Amount reclassified from CFH reserve to profit or loss